Related Party Transactions (Details) - Schedule of long-term borrowings from related parties - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party		$ 1,927,803	$ 5,332,803
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party	[1]	490,500	3,895,500
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party	[2]	$ 1,437,303	$ 1,437,303

[1]

On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2021 and 2020, the Company repaid $245,000 and $507,998 to partially settle the principal, respectively. The loan was extended to December 22, 2022 bearing interest rate at 2%. During the six months ended June 30, 2022, the Company repaid $670,000 to partially settle the principal. On July 26 2022, the outstanding balance of this loan was extended to June 30, 2025 with the same terms and conditions. For the six months ended June 30, 2022 and 2021, interest expense on this loan was $770 and $nil, respectively. This loan is classified as long-term borrowings from a related party.

On April 17, 2020, the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023. For the six months ended June 30, 2022 and 2021, interest expense on this loan was $27,350 and $nil, respectively. This loan is classified as short-term borrowings from a related party.

On September 9, 2020, the Company borrowed $413,500. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the six months ended June 30, 2022 and 2021, interest expense on this loan was $4,135 and $nil, respectively. This loan is classified as long-term borrowings from a related party.

[2]	On September 1, 2018, the Company entered into an agreement with Mr. Tu whereby he lent $1,437,303 (RMB10 million) to the Company. The loan is due on August 31, 2022 with an interest rate at 1.5%. No interest was accrued for the six months ended June 30, 2022 and 2021. On July 26 2022, the Company extended the loan to June 30, 2025 with the same terms and conditions.